Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	ERIC
Entity Registrant Name	ERICSSON LM TELEPHONE CO
Entity Central Index Key	0000717826
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class B [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,072,395,752
Class A [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	261,755,983
Class C [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0